Credit facilities (Tables)	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Schedule of bank loans

Outstanding balances on bank loans consist of the following:

Bank Name	Repayment terms	Interest Rate	Collateral/ Guarantee	As of June 30, 2026	As of December 31, 2025
				US$	US$
United Overseas Bank Limited	Due monthly beginning in June 2022 to May 2026	3.00%	Guaranteed by the Company’s shareholders	$-	$171,154
DBS Bank Ltd	Due monthly beginning in March 2024 to Mar 2028	7.75%	Guaranteed by the Company’s shareholders	33,107	42,048
Total long-term loans – bank				33,107	213,202
Less: Current portion				(18,378)	(188,950)
Total				$14,729	$24,252

Schedule of outstanding balances on senior note payable

Outstanding balances on senior note payable consist of the following:

Name of Noteholder	Maturity date	As of June 30, 2026	As of December 31, 2025
		US$	US$
North Commerce Parkway Capital LP	July 1, 2026(1)	$2,000,000	$-
TQ Master Fund LP	July 1, 2026(1)	1,000,000	-
Total		$3,000,000	$-

(1)	The senior notes were originally scheduled to mature on July 1 2026. Subsequent to June 30, 2026, the Company entered into several amendments to the note purchase agreements, with the latest amendment, effective August 30, 2026, extending the maturity date to September 1, 2026.

Schedule of short term loans

Outstanding balances on short term loans – third parties consist of the following:

Lender Name	Maturities	Interest Rate		Collateral/ Guarantee	As of June 30, 2026	As of December 31, 2025
					US$	US$
Zeng Li Ren	September 2025 and October 2026	15.0	%(1)	None	527,853	527,853
Lee Kim Tah Foundation	September 2025 and October 2026	15.0	%(3)	None	175,000	250,000
Tan Tin Wee	September 2025 and October 2026	15.0	%(3)	None	50,000	50,000
Le Phu Khanh Huy	September 2025 and October 2026	15.0	%(2)	None	1,541,221	1,541,221
Oh Sock Ping	September 2025 and October 2026	15.0	%(3)	None	56,817	56,817
Yee Kee	August 2025 and October 2026	15.0	%(2)	None	295,842	295,842
Lim Li Wen Chloe	September 2025 and October 2026	15.0	%(1)	None	101,209	101,209
Lew Hui Pau	July 2025 and October 2026	15.0	%(2)	None	77,853	77,853
Teo Tian Seng	July 2025 and October 2026	15.0	%(2)	None	155,706	155,706
Kang Yan Pte. Ltd.	July 2025 and October 2026	15.0	%(2)	None	101,598	101,598
Zhu Zhi Qing	August 2025 and October 2026	15.0	%(2)	None	66,931	66,931
Yee Sze Wei	August 2025 and October 2026	15.0	%(2)	None	22,362	22,362
Loo Tze Kian	July 2025 and October 2026	15.0	%(2)	None	50,000	50,000
Tan Choon Huat	July 2025 and October 2026	15.0	%(2)	None	100,000	100,000
Kan Yut Keong	September 2025 and October 2026	15.0	%(1)	None	167,853	167,853
Peh Ee Hong	July 2025 and October 2026	15.0	%(2)	None	198,925	120,000
Peh Ee Hong (Max Union)	October 2026	15.0%		None	70,000	-
Alok Mishra	September 2025 and October 2026	15.0	%(1)	None	55,000	90,000
Gurbinder Singh	September 2025 and October 2026	15.0	%(1)	None	38,927	38,927
Jarrod Seah Chi Nam	August 2025 and October 2026	15.0	%(2)	None	100,000	100,000
Yap Poh Jin Bryan	September 2025 and October 2026	15.0	%(1)	None	38,927	38,927
Yvonne Lee	September 2025 and October 2026	15.0	%(1)	None	170,000	200,000
Exchange rate different					1,182	13,516
Total short-term loans – third parties					$4,163,206	$4,166,615

Notes:

(1)	The short-term loans currently bear interest at 15.0% per annum following an amendment effective October 9, 2025. Prior to this effective date, under the original terms of the agreements, the loans accrued interest at a rate of 15.0% per month. In practice, this initial rate remained in effect for a short-term period of up to three months from their respective origination dates through October 8, 2025.
(2)	The short-term loans currently bear interest at 15.0% per annum following an amendment effective October 9, 2025. Prior to this effective date, under the original terms of the agreements, the loans accrued interest at a rate of 1.25% per week from their respective origination dates through October 8, 2025.
(3)	The short-term loans currently bear interest at 15.0% per annum following an amendment effective October 9, 2025. Prior to this effective date, under the original terms of the agreements, the loans accrued interest at a rate of 30% per annum from their respective origination dates through October 8, 2025.